Prepayments (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Prepayments

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
		(in million pesos)
Prepaid taxes	11,466	10,451
Prepaid fees and licenses	915	848
Prepaid rent	672	2,126
Prepaid benefit costs (Note 25)	393	400
Prepaid repairs and maintenance	204	207
Prepaid insurance (Note 24)	63	105
Prepaid selling and promotions (Note 24)	6	289
Other prepayments (Note 24)	296	577
	14,015	15,003
Less current portion of prepayments	7,760	9,633
Noncurrent portion of prepayments	6,255	5,370